Significant events - Loan portfolio acquisition (Details) - Scotiabank Inverlat loan portfolio $ in Millions	1 Months Ended
Apr. 30, 2015 MXN ($) loan
Acquisition
Number of loans acquired | loan	39,252
Face value of assets acquired	$ 3,179
Fair value of assets acquired	$ 3,002